Description of Business - Additional Information (Details) $ in Millions, ₩ in Billions			12 Months Ended
	Feb. 25, 2020 USD ($)	Feb. 25, 2020 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred			$ 825.0
Double8 Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred	$ 1.9	₩ 2.3
DoubleU Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage				67.70%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage				32.30%